DEUTSCHE BANK ALEX. BROWN CASH RESERVE FUND, INC.
                           STATEMENT OF CERTIFICATION
                             PURSUANT TO RULE 497(J)

Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. (the "Fund") hereby certifies that the form of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 37 to the Fund's Registration Statement on Form N-1A (File Nos. 2-72658 and 811-3196) which was filed electronically on July 30, 2002 (Accession No. 0001021408-02-009912).



Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.


By:  /s/ Daniel O. Hirsch
     --------------------
Name:    Daniel O. Hirsch
Title:   Secretary

Date:    August 5, 2002